Distribution Date:	08/17/26	CD 2018-CD7 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-CD7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Holder	RREF III-D AIV RR H, LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12512JAR5	3.282000%	15,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12512JAS3	3.494000%	5,757,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12512JAT1	4.213000%	32,486,000.00	12,593,253.53	567,760.09	44,212.81	0.00	0.00	611,972.90	12,025,493.44	32.31%	30.00%
A-3	12512JAV6	4.013000%	200,000,000.00	190,290,001.97	0.00	636,361.48	0.00	0.00	636,361.48	190,290,001.97	32.31%	30.00%
A-4	12512JAW4	4.279000%	248,645,000.00	248,645,000.00	0.00	886,626.63	0.00	0.00	886,626.63	248,645,000.00	32.31%	30.00%
A-M	12512JAY0	4.510000%	60,086,000.00	60,086,000.00	0.00	225,823.22	0.00	0.00	225,823.22	60,086,000.00	23.29%	21.63%
B	12512JAZ7	4.659000%	31,388,000.00	31,388,000.00	0.00	121,863.91	0.00	0.00	121,863.91	31,388,000.00	18.58%	17.25%
C	12512JBA1	4.998779%	33,182,000.00	33,182,000.00	0.00	138,224.57	0.00	0.00	138,224.57	33,182,000.00	13.60%	12.63%
D	12512JAE4	3.248779%	20,444,000.00	20,444,000.00	0.00	55,348.37	0.00	0.00	55,348.37	20,444,000.00	10.53%	9.78%
E-RR	12512JAG9	4.998779%	15,428,000.00	15,428,000.00	0.00	64,267.64	0.00	0.00	64,267.64	15,428,000.00	8.21%	7.63%
F-RR	12512JAJ3	4.998779%	17,039,000.00	17,039,000.00	0.00	70,978.50	0.00	0.00	70,978.50	17,039,000.00	5.65%	5.25%
G-RR	12512JAL8	4.998779%	7,175,000.00	7,175,000.00	0.00	29,888.53	0.00	0.00	29,888.53	7,175,000.00	4.58%	4.25%
H-RR*	12512JAN4	4.998779%	30,491,712.00	30,491,712.00	0.00	36,926.67	0.00	0.00	36,926.67	30,491,712.00	0.00%	0.00%
R	12512JAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			717,442,712.00	666,761,967.50	567,760.09	2,310,522.33	0.00	0.00	2,878,282.42	666,194,207.41

X-A	12512JAX2	0.793210%	562,295,000.00	511,614,255.50	0.00	338,181.42	0.00	0.00	338,181.42	511,046,495.41
X-B	12512JAA2	0.165169%	64,570,000.00	64,570,000.00	0.00	8,887.49	0.00	0.00	8,887.49	64,570,000.00
X-D	12512JAC8	1.750000%	20,444,000.00	20,444,000.00	0.00	29,814.17	0.00	0.00	29,814.17	20,444,000.00
Notional SubTotal			647,309,000.00	596,628,255.50	0.00	376,883.08	0.00	0.00	376,883.08	596,060,495.41

Deal Distribution Total					567,760.09	2,687,405.41	0.00	0.00	3,255,165.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12512JAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12512JAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12512JAT1	387.65171243	17.47706981	1.36098042	0.00000000	0.00000000	0.00000000	0.00000000	18.83805024	370.17464262
A-3	12512JAV6	951.45000985	0.00000000	3.18180740	0.00000000	0.00000000	0.00000000	0.00000000	3.18180740	951.45000985
A-4	12512JAW4	1,000.00000000	0.00000000	3.56583334	0.00000000	0.00000000	0.00000000	0.00000000	3.56583334	1,000.00000000
A-M	12512JAY0	1,000.00000000	0.00000000	3.75833339	0.00000000	0.00000000	0.00000000	0.00000000	3.75833339	1,000.00000000
B	12512JAZ7	1,000.00000000	0.00000000	3.88250000	0.00000000	0.00000000	0.00000000	0.00000000	3.88250000	1,000.00000000
C	12512JBA1	1,000.00000000	0.00000000	4.16564915	0.00000000	0.00000000	0.00000000	0.00000000	4.16564915	1,000.00000000
D	12512JAE4	1,000.00000000	0.00000000	2.70731608	0.00000000	0.00000000	0.00000000	0.00000000	2.70731608	1,000.00000000
E-RR	12512JAG9	1,000.00000000	0.00000000	4.16564947	0.00000000	0.00000000	0.00000000	0.00000000	4.16564947	1,000.00000000
F-RR	12512JAJ3	1,000.00000000	0.00000000	4.16564939	0.00000000	0.00000000	0.00000000	0.00000000	4.16564939	1,000.00000000
G-RR	12512JAL8	1,000.00000000	0.00000000	4.16564878	0.00000000	0.00000000	0.00000000	0.00000000	4.16564878	1,000.00000000
H-RR	12512JAN4	1,000.00000000	0.00000000	1.21103958	2.95460976	89.85285051	0.00000000	0.00000000	1.21103958	1,000.00000000
R	12512JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12512JAX2	909.86805058	0.00000000	0.60143060	0.00000000	0.00000000	0.00000000	0.00000000	0.60143060	908.85833132
X-B	12512JAA2	1,000.00000000	0.00000000	0.13764116	0.00000000	0.00000000	0.00000000	0.00000000	0.13764116	1,000.00000000
X-D	12512JAC8	1,000.00000000	0.00000000	1.45833350	0.00000000	0.00000000	0.00000000	0.00000000	1.45833350	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,212.81	0.00	44,212.81	0.00	0.00	0.00	44,212.81	0.00
A-3	07/01/26 - 07/30/26	30	0.00	636,361.48	0.00	636,361.48	0.00	0.00	0.00	636,361.48	0.00
A-4	07/01/26 - 07/30/26	30	0.00	886,626.63	0.00	886,626.63	0.00	0.00	0.00	886,626.63	0.00
X-A	07/01/26 - 07/30/26	30	0.00	338,181.42	0.00	338,181.42	0.00	0.00	0.00	338,181.42	0.00
X-B	07/01/26 - 07/30/26	30	0.00	8,887.49	0.00	8,887.49	0.00	0.00	0.00	8,887.49	0.00
X-D	07/01/26 - 07/30/26	30	0.00	29,814.17	0.00	29,814.17	0.00	0.00	0.00	29,814.17	0.00
A-M	07/01/26 - 07/30/26	30	0.00	225,823.22	0.00	225,823.22	0.00	0.00	0.00	225,823.22	0.00
B	07/01/26 - 07/30/26	30	0.00	121,863.91	0.00	121,863.91	0.00	0.00	0.00	121,863.91	0.00
C	07/01/26 - 07/30/26	30	0.00	138,224.57	0.00	138,224.57	0.00	0.00	0.00	138,224.57	0.00
D	07/01/26 - 07/30/26	30	0.00	55,348.37	0.00	55,348.37	0.00	0.00	0.00	55,348.37	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	64,267.64	0.00	64,267.64	0.00	0.00	0.00	64,267.64	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	70,978.50	0.00	70,978.50	0.00	0.00	0.00	70,978.50	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	29,888.53	0.00	29,888.53	0.00	0.00	0.00	29,888.53	0.00
H-RR	07/01/26 - 07/30/26	30	2,649,676.13	127,017.78	0.00	127,017.78	90,091.11	0.00	0.00	36,926.67	2,739,767.24
Totals			2,649,676.13	2,777,496.52	0.00	2,777,496.52	90,091.11	0.00	0.00	2,687,405.41	2,739,767.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,255,165.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,793,236.56	Master Servicing Fee	7,895.17
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,603.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.08
ARD Interest	0.00	Operating Advisor Fee	1,954.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,793,236.56	Total Fees	15,740.05

Principal		Expenses/Reimbursements
Scheduled Principal	567,760.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	59,339.04
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,760.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,991.65
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	567,760.09	Total Expenses/Reimbursements	90,091.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,687,405.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	567,760.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,255,165.50
Total Funds Collected	3,360,996.65	Total Funds Distributed	3,360,996.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	666,761,967.74	666,761,967.74	Beginning Certificate Balance	666,761,967.50
(-) Scheduled Principal Collections	567,760.09	567,760.09	(-) Principal Distributions	567,760.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	666,194,207.65	666,194,207.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	666,926,037.43	666,926,037.43	Ending Certificate Balance	666,194,207.41
Ending Actual Collateral Balance	666,387,115.89	666,387,115.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP
	7,499,999 or less	7	32,441,507.50	4.87%	24	5.0468	2.502889	1.44 or less	9	168,747,554.62	25.33%	23	4.8344	1.086840
7,500,000 to 14,999,999		12	129,464,092.07	19.43%	23	5.1473	1.859395	1.45 to 1.49	2	55,057,632.07	8.26%	22	5.0018	1.479071
15,000,000 to 24,999,999		3	62,282,625.79	9.35%	23	4.6878	1.771951	1.5 to 1.74	5	102,045,409.33	15.32%	23	4.9058	1.601153
25,000,000 to 49,999,999		8	260,298,160.58	39.07%	23	4.8241	1.481916	1.75 to 1.99	2	41,581,891.31	6.24%	23	5.1635	1.828739
	50,000,000 or greater	2	110,500,000.00	16.59%	23	4.5366	2.041810	2.0 to 2.49	9	197,765,798.98	29.69%	23	4.6746	2.274050
	Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829	2.5 to 3.49	4	24,758,099.63	3.72%	23	4.9805	2.763531
								3.5 or greater	1	5,030,000.00	0.76%	24	4.9350	4.220000
								Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	71,207,821.71	10.69%	23	5.0818	NAP
							Defeased	11	71,207,821.71	10.69%	23	5.0818	NAP
Alabama	2	20,057,632.07	3.01%	23	4.4500	1.460000
							Industrial	6	32,830,000.00	4.93%	23	5.0050	2.050000
Arizona	3	13,715,974.71	2.06%	24	5.0566	3.289442
							Lodging	10	86,939,945.97	13.05%	23	4.9980	1.913416
California	1	9,510,137.65	1.43%	22	5.1200	1.560000
							Mobile Home Park	1	3,222,369.51	0.48%	23	5.1460	2.440000
Florida	4	106,342,940.91	15.96%	23	4.5549	2.216333
							Multi-Family	21	110,926,672.19	16.65%	22	4.6325	1.155777
Georgia	1	5,992,858.47	0.90%	23	5.2200	1.280000
							Office	6	180,749,159.04	27.13%	23	5.0418	1.691703
Indiana	1	3,810,000.00	0.57%	23	5.0050	2.050000
							Other	1	25,300,000.00	3.80%	24	4.5530	1.520000
Massachusetts	1	18,436,619.38	2.77%	22	5.1760	1.430000
							Retail	7	129,000,727.45	19.36%	23	4.5584	2.144342
Michigan	7	52,173,695.03	7.83%	23	5.0208	2.152579
							Self Storage	4	26,017,511.77	3.91%	24	5.2000	2.039771
Mississippi	1	11,228,473.87	1.69%	23	5.2840	1.430000
							Totals	67	666,194,207.65	100.00%	23	4.8649	1.742829
New Jersey	2	60,300,000.00	9.05%	22	4.9970	1.502587

New York	20	97,259,999.97	14.60%	22	4.6319	1.038253

North Carolina	2	8,680,843.41	1.30%	20	5.7395	1.160000

Ohio	1	8,900,000.00	1.34%	23	5.0050	2.050000

Pennsylvania	2	39,962,539.66	6.00%	24	4.7504	1.440563

South Dakota	1	2,810,000.00	0.42%	23	5.0050	2.050000

Tennessee	1	6,200,000.00	0.93%	23	5.0050	2.050000

Texas	3	22,616,296.46	3.39%	24	5.0595	1.645048

Virginia	2	74,288,374.34	11.15%	23	4.8635	1.851343

Washington	1	32,700,000.00	4.91%	24	5.0000	2.380000

Totals	67	666,194,207.65	100.00%	23	4.8649	1.742829

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP
	3.9999% or less	1	42,000,000.00	6.30%	22	3.9012	1.100000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	60,000,000.00	9.01%	23	4.1212	2.380000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	23,230,186.94	3.49%	23	4.4363	1.700364	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	82,450,914.00	12.38%	24	4.6001	1.664115	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	4	38,361,335.49	5.76%	23	4.8204	2.334387	49 months or greater	32	594,986,385.94	89.31%	23	4.8389	1.754064
	5.0000% or greater	21	348,943,949.51	52.38%	23	5.1605	1.686192	Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829
	Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP
	60 months or less	32	594,986,385.94	89.31%	23	4.8389	1.754064	Interest Only	11	334,110,000.00	50.15%	23	4.7385	1.718940
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829	61 months or greater	21	260,876,385.94	39.16%	23	4.9676	1.799048
								Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	71,207,821.71	10.69%	23	5.0818	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	496,983,389.82	74.60%	23	4.7861	1.864846
	13 months to 24 months	1	5,992,858.47	0.90%	23	5.2200	1.280000
	25 months or greater	3	92,010,137.65	13.81%	23	5.0995	1.186563
	Totals	39	666,194,207.65	100.00%	23	4.8649	1.742829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10193154	1	RT	Aventura	FL	Actual/360	4.121%	212,931.25	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	08/01/26
2	10193155	1	OF	Richmond	VA	Actual/360	5.030%	218,735.14	0.00	0.00	N/A	07/01/28	--	50,500,000.00	50,500,000.00	07/01/26
3	10193157	1	MF	New York	NY	Actual/360	3.901%	141,093.04	0.00	0.00	N/A	06/06/28	--	42,000,000.00	42,000,000.00	08/06/26
4	10193159	1	OF	Madison	NJ	Actual/360	5.318%	160,278.61	0.00	0.00	N/A	05/06/28	--	35,000,000.00	35,000,000.00	08/06/26
5	10193162	1	OF	Canonsburg	PA	Actual/360	4.700%	135,213.04	46,310.20	0.00	N/A	08/06/28	--	33,408,849.86	33,362,539.66	08/06/26
6	10193164	1	IN	Various	Various	Actual/360	5.005%	141,492.74	0.00	0.00	N/A	07/06/28	--	32,830,000.00	32,830,000.00	08/06/26
7	10193165	1	OF	Tacoma	WA	Actual/360	5.000%	140,791.67	0.00	0.00	N/A	08/06/28	--	32,700,000.00	32,700,000.00	08/06/26
8	10193166	1	MF	New York	NY	Actual/360	5.203%	143,371.56	0.00	0.00	N/A	06/01/28	--	32,000,000.00	32,000,000.00	03/01/21
9	10193167	1	LO	Key Largo	FL	Actual/360	5.144%	120,258.27	43,438.71	0.00	N/A	06/06/28	--	27,149,059.63	27,105,620.92	08/06/26
10	10193168	1	LO	Various	AL	Actual/360	4.450%	77,251.68	102,285.10	0.00	N/A	07/06/28	--	20,159,917.17	20,057,632.07	08/06/26
11	10193169	1	98	Teterboro	NJ	Actual/360	4.553%	99,192.16	0.00	0.00	N/A	08/06/28	--	25,300,000.00	25,300,000.00	08/06/26
12	10193170	1	RT	Centreville	VA	Actual/360	4.510%	92,518.01	34,301.91	0.00	N/A	08/06/28	--	23,822,676.25	23,788,374.34	08/06/26
13	10193171	1	MF	Petoskey	MI	Actual/360	5.180%	104,084.59	29,460.19	0.00	N/A	07/06/28	--	23,334,446.21	23,304,986.02	08/06/26
14	10193172	1	OF	Lawrence	MA	Actual/360	5.176%	82,295.43	27,230.42	0.00	N/A	06/06/28	--	18,463,849.80	18,436,619.38	08/06/26
15	10193173	1	SS	Various	MI	Actual/360	5.200%	64,915.65	21,020.20	0.00	N/A	08/06/28	--	14,497,290.59	14,476,270.39	08/06/26
16	10193174	1	LO	Homestead	FL	Actual/360	5.037%	56,035.12	19,436.81	0.00	N/A	07/06/28	--	12,919,006.86	12,899,570.05	08/06/26
17	10193175	1	RT	New Braunfels	TX	Actual/360	4.810%	43,174.72	26,259.40	0.00	N/A	07/06/28	--	10,423,781.14	10,397,521.74	08/06/26
18	10193176	1	RT	Biloxi	MS	Actual/360	5.284%	51,173.23	18,115.70	0.00	N/A	07/06/28	--	11,246,589.57	11,228,473.87	08/06/26
19	10193177	1	MF	Canton Township	MI	Actual/360	4.800%	49,295.15	16,288.02	0.00	N/A	07/06/28	--	11,926,245.27	11,909,957.25	08/06/26
20	10193178	1	SS	Various	MI	Actual/360	5.200%	51,754.15	16,758.41	0.00	N/A	08/06/28	--	11,557,999.79	11,541,241.38	08/06/26
21	10193179	1	MF	Woodhaven	MI	Actual/360	4.800%	45,627.59	15,076.19	0.00	N/A	07/06/28	--	11,038,932.69	11,023,856.50	08/06/26
22	10193180	1	RT	Rohnert Park	CA	Actual/360	5.120%	42,007.85	17,851.88	0.00	N/A	06/06/28	--	9,527,989.53	9,510,137.65	02/06/26
23	10193181	1	OF	Long Island City	NY	Actual/360	5.155%	47,719.55	0.00	0.00	N/A	07/06/28	--	10,750,000.00	10,750,000.00	08/06/26
24	10193182	1	MF	Various	IL	Actual/360	4.807%	44,291.16	0.00	0.00	N/A	07/06/28	--	10,700,000.00	10,700,000.00	08/06/26
25	10193183	1	RT	Palmhurst	TX	Actual/360	5.595%	43,647.31	13,155.30	0.00	N/A	08/06/28	--	9,059,375.15	9,046,219.85	08/06/26
26	10189009	1	LO	Kinston	NC	Actual/360	5.739%	42,968.91	13,259.40	0.00	N/A	04/06/28	--	8,694,102.79	8,680,843.39	08/06/26
27	10193184	1	RT	Bel Air	MD	Actual/360	4.630%	36,719.76	0.00	0.00	N/A	07/06/28	--	9,210,000.00	9,210,000.00	08/06/26
28	10193185	1	RT	Snellville	GA	Actual/360	5.235%	37,734.32	12,431.71	0.00	N/A	03/06/28	--	8,370,678.25	8,358,246.54	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	10191087	1	MF	San Antonio	TX	Actual/360	5.447%	35,867.86	10,144.04	0.00	N/A	07/06/28	--	7,647,045.43	7,636,901.39	08/06/26
30	10193186	1	SS	Schertz	TX	Actual/360	5.146%	33,380.74	11,100.31	0.00	N/A	07/06/28	--	7,532,982.86	7,521,882.55	08/06/26
31	10193187	1	MF	Brooklyn	NY	Actual/360	5.270%	36,304.44	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	08/06/26
32	10193188	1	LO	Port Charlotte	FL	Actual/360	5.160%	28,205.43	10,059.55	0.00	N/A	07/06/28	--	6,347,809.49	6,337,749.94	08/06/26
33	10190945	1	MF	Macon	GA	Actual/360	5.220%	26,987.28	10,986.67	0.00	N/A	07/06/28	--	6,003,845.14	5,992,858.47	01/06/26
34	10193189	1	LO	Tucson	AZ	Actual/360	5.127%	21,565.08	13,955.71	0.00	N/A	08/06/28	--	4,884,595.79	4,870,640.08	08/06/26
37	10193192	1	RT	Maricopa	AZ	Actual/360	4.935%	21,375.40	0.00	0.00	N/A	08/06/28	--	5,030,000.00	5,030,000.00	08/06/26
38	10193193	1	SS	San Antonio	TX	Actual/360	5.140%	19,839.68	6,612.72	0.00	N/A	07/06/28	--	4,482,417.93	4,475,805.21	08/06/26
39	10193194	1	LO	Tucson	AZ	Actual/360	5.127%	16,892.65	10,931.97	0.00	N/A	08/06/28	--	3,826,266.60	3,815,334.63	08/06/26
40	10193195	1	LO	Irving	TX	Actual/360	4.350%	11,944.40	16,161.75	0.00	N/A	08/06/28	--	3,188,716.62	3,172,554.87	08/06/26
42	10193197	1	MH	Thomas Township	MI	Actual/360	5.146%	14,301.94	5,127.82	0.00	N/A	07/06/28	--	3,227,497.33	3,222,369.51	08/06/26
Totals								2,793,236.56	567,760.09	0.00				666,761,967.74	666,194,207.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	163,624,408.00	177,456,385.50	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	4,946,587.22	4,108,024.99	01/01/23	09/30/23	--	0.00	0.00	217,647.99	217,647.99	0.00	0.00
3	1	5,674,198.31	5,420,821.75	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	7,007,949.64	7,020,284.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	8,395,551.45	8,188,935.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	3,623,555.28	3,662,057.89	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,229,570.84	4,267,724.57	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	922,049.45	01/01/23	06/30/23	06/11/26	13,308,199.32	1,165,199.48	82,983.48	7,941,150.92	4,580,164.84	0.00
9	1	11,907,811.68	12,132,527.63	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,910,445.36	1,843,256.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,645,139.60	1,772,880.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,712,976.43	1,860,101.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	8,145,058.00	7,872,893.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,959,576.66	2,005,883.66	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,379,585.51	2,662,022.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,315,870.64	736,549.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,282,299.77	1,331,863.30	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,680,718.43	1,707,850.39	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,711,635.72	1,818,308.20	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,766,801.08	1,793,890.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,364,537.86	1,237,516.24	01/01/23	12/31/23	08/05/26	0.00	0.00	59,711.47	358,917.71	335,097.11	0.00
23	1	1,144,913.11	599,670.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1	812,187.35	829,375.32	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	664,668.74	749,235.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	0.00	617,784.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	880,739.84	869,095.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	672,599.23	612,940.87	07/01/24	06/30/25	08/11/26	0.00	0.00	37,880.53	265,639.85	0.00	0.00
34	1	1,072,002.00	1,269,087.24	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	763,462.65	557,611.13	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	1,081,706.42	1,105,751.96	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,029,263.03	1,246,228.54	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	623,360.23	578,390.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		249,029,180.08	258,856,999.28				13,308,199.32	1,165,199.48	398,223.47	8,783,356.47	4,915,261.95	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	47,502,996.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.864889%	4.837469%	23
07/17/26	0	0.00	0	0.00	3	47,531,834.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.864942%	4.837524%	24
06/17/26	0	0.00	0	0.00	3	47,562,765.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865006%	4.837590%	25
05/15/26	0	0.00	0	0.00	3	47,591,340.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865059%	4.837644%	26
04/17/26	0	0.00	2	15,622,016.70	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865121%	4.837709%	27
03/17/26	2	15,650,328.93	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865173%	4.837762%	28
02/18/26	0	0.00	1	9,622,841.53	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865257%	4.837848%	29
01/16/26	1	9,640,198.70	1	6,073,063.03	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865307%	4.837900%	30
12/17/25	1	6,083,690.79	1	9,657,479.68	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865357%	4.837952%	31
11/18/25	0	0.00	1	9,676,054.91	2	38,095,150.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865418%	4.838015%	32
10/20/25	1	9,693,178.49	1	6,105,679.75	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,176,403.07	4.865467%	4.838066%	33
09/17/25	2	15,828,646.61	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866588%	4.836330%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10193155	07/01/26	0	B	217,647.99	217,647.99	69,141.48	50,500,000.00	09/19/23	13
8	10193166	03/01/21	64	6	82,983.48	7,941,150.92	4,915,258.42	32,000,000.00	04/20/21	2
22	10193180	02/06/26	5	6	59,711.47	358,917.71	352,872.06	9,622,841.34	03/07/24	2
33	10190945	01/06/26	6	6	37,880.53	265,639.85	33,260.37	6,073,063.03	10/06/25	11
Totals					398,223.47	8,783,356.47	5,370,532.33	98,195,904.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		666,194,208	618,691,212	47,502,996		0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	666,194,208	618,691,212	0	0	47,502,996	0
Jul-26	666,761,968	619,230,133	0	0	47,531,835	0
Jun-26	667,371,013	619,808,247	0	0	47,562,766	0
May-26	667,933,770	620,342,430	0	0	47,591,340	0
Apr-26	668,537,995	620,915,978	0	15,622,017	32,000,000	0
Mar-26	669,095,791	621,445,462	15,650,329	0	32,000,000	0
Feb-26	669,783,303	628,160,461	0	9,622,842	32,000,000	0
Jan-26	670,335,797	622,622,535	9,640,199	6,073,063	32,000,000	0
Dec-25	670,885,945	623,144,775	6,083,691	9,657,480	32,000,000	0
Nov-25	671,478,018	623,706,812	0	9,676,055	38,095,151	0
Oct-25	672,023,312	624,224,453	9,693,178	6,105,680	32,000,000	0
Sep-25	675,793,133	627,964,487	15,828,647	0	32,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10193155	50,500,000.00	50,500,000.00	106,600,000.00	05/17/18	3,808,754.74	1.64000	09/30/23	07/01/28	I/O
8	10193166	32,000,000.00	32,000,000.00	37,000,000.00	04/20/26	913,712.95	0.36000	06/30/23	06/01/28	I/O
22	10193180	9,510,137.65	9,622,841.34	13,800,000.00	07/22/26	1,121,735.24	1.56000	12/31/23	06/06/28	261
33	10190945	5,992,858.47	6,073,063.03	9,100,000.00	05/21/26	584,540.87	1.28000	06/30/25	07/06/28	262
Totals		98,002,996.12	98,195,904.37	166,500,000.00		6,428,743.80

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	10193155	OF	VA	09/19/23	13
"	8/11/2026

The Senior Loans remain current, while the Mezzanine Loan remains in default. Loan is in cash trap. Special Servicer continues to monitor Loan and collateral. No material leasing updates have been provided by the Borrower.

Senior Loan remains current through the August 2026 payment date.
"

8	10193166	MF	NY	04/20/21	2
"	8/11/2026

The Borrower filed a request for a two-week extension to submit objections to the Report and Recommendation issued by the Court, which was subsequently granted. The Borrower's objections were filed June 2, 2026. Lender's responses to Borrower's objectionswere filed June 16, 2026. Special Servicer is awaiting the Court’s adjudication of Borrower’s objections to the proposed Judgment of Foreclosure & Sale. The Special Servicer continues to actively pursue a foreclosure strategy, and a foreclosure sale is anticipated during the third quarter of 2026. The portfolio is reported to be 97.6% occupied as of 1Q2026. Blended NOI was reported at $2.9M.
"

22	10193180	RT	CA	03/07/24	2
"	8/11/2026

Borrower provided marketing package in 3/2026 showing occupancy of 92% and NOI of $1M. Updated financials have been requested but not provided. On 7/15/2026 counsel for the Special Servicer filed the required notice of default for a non-judicial foreclosure sale to occur by 11/2026.
"

33	10190945	MF	GA	10/06/25	11
"	8/11/2026	Borrower remains non-compliant with Cash Management and unresponsive. As of July 2026, Special Servicer is working with counsel to obtain corrective assignment documents to proceed with foreclosure.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
22	10193180	1	0.00	5.12000%	0.00	5.12000%	8	06/06/22	10/31/21	06/06/22
26	10189009	1	9,725,694.86	5.73945%	9,545,738.11 5.73945%		10	05/01/20	05/01/20	05/01/20
Totals			9,725,694.86		9,545,738.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	10,871.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,888.89	0.00	0.00	59,339.04	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	754.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	442.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	568.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	562.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	382.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	281.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,760.42	0.00	2,991.65	59,339.04	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,091.11

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27